FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706
                                   ----------

                             TEMPLETON INCOME TRUST
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Income Trust

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Templeton Global Bond Fund ................................................    3
Templeton Global Total Return Fund ........................................    8
Templeton International Bond Fund .........................................   11
Notes to Statements of Investments ........................................   15

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)
                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

       TEMPLETON GLOBAL BOND FUND                                       PRINCIPAL AMOUNT(a)           VALUE
       --------------------------                                    -------------------------   ---------------
       BONDS 59.7%
       ARGENTINA 2.2%
(b, c) Government of Argentina, senior bond, FRN, 3.127%,
          8/03/12 ................................................          933,905,000          $   223,966,193
                                                                                                 ---------------
       AUSTRALIA 4.3%
       New South Wales Treasury Corp., senior note, 5.50%,
          3/01/17 ................................................          312,478,000    AUD       209,650,915
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 .....................................           96,006,000    AUD        66,053,243
          17, 6.00%, 9/14/17 .....................................           66,390,000    AUD        46,085,528
   (d)    144A, 7.125%, 9/18/17 ..................................          193,260,000    NZD       118,462,921
                                                                                                 ---------------
                                                                                                     440,252,607
                                                                                                 ---------------
       AUSTRIA 0.1%
       Government of Austria, 4.00%, 7/15/09 .....................            4,400,000    EUR         5,637,233
                                                                                                 ---------------
       BRAZIL 2.9%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ........................................              193,210(e) BRL        72,775,785
          9.762%, 1/01/14 ........................................               78,500(e) BRL        26,747,811
          9.762%, 1/01/17 ........................................              349,070(e) BRL       106,146,491
   (f)    Index Linked, 6.00%, 5/15/15 ...........................               25,800(e) BRL        16,683,993
   (f)    Index Linked, 6.00%, 5/15/45 ...........................              131,725(e) BRL        78,773,010
                                                                                                 ---------------
                                                                                                     301,127,090
                                                                                                 ---------------
       CANADA 0.2%
       Province of Manitoba, 6.375%, 9/01/15 .....................           25,200,000    NZD        14,042,026
       Province of Ontario, 6.25%, 6/16/15 .......................           10,115,000    NZD         5,561,896
                                                                                                 ---------------
                                                                                                      19,603,922
                                                                                                 ---------------
       FRANCE 4.1%
       Government of France, 4.00%, 4/25/18 ......................          326,000,000    EUR       425,832,385
                                                                                                 ---------------
       GERMANY 0.3%
   (b) KfW Bankengruppe, FRN, 0.674%, 8/08/11 ....................        3,069,000,000    JPY        31,534,561
                                                                                                 ---------------
       HUNGARY 0.4%
       Government of Hungary, 5.75%, 6/11/18 .....................           40,440,000    EUR        43,658,416
                                                                                                 ---------------
       INDONESIA 7.1%
       Government of Indonesia,
          10.00%, 10/15/11 .......................................       12,660,000,000    IDR           931,734
          11.00%, 12/15/12 .......................................        8,700,000,000    IDR           640,291
          11.00%, 10/15/14 .......................................      145,580,000,000    IDR        10,199,684
          9.50%, 6/15/15 .........................................       55,210,000,000    IDR         3,569,713
          10.75%, 5/15/16 ........................................      158,785,000,000    IDR        10,497,642
          10.00%, 7/15/17 ........................................      104,700,000,000    IDR         6,443,081
          15.00%, 7/15/18 ........................................        1,150,000,000    IDR            92,287
          9.75%, 5/15/37 .........................................       84,550,000,000    IDR         4,253,871
   (d)    144A, 6.875%, 1/17/18 ..................................           15,180,000               10,131,891
          FR10, 13.15%, 3/15/10 ..................................       33,650,000,000    IDR         2,780,846
          FR13, 15.425%, 9/15/10 .................................       23,800,000,000    IDR         2,036,606
          FR17, 13.15%, 1/15/12 ..................................       10,900,000,000    IDR           892,848
          FR19, 14.25%, 6/15/13 ..................................      194,977,000,000    IDR        16,214,307
          FR20, 14.275%, 12/15/13 ................................      301,008,000,000    IDR        25,031,855
          FR31, 11.00%, 11/15/20 .................................      575,623,000,000    IDR        36,141,008


                     Quarterly Statements of Investments | 3

Templeton Income Trust

       TEMPLETON GLOBAL BOND FUND                                       PRINCIPAL AMOUNT(a)           VALUE
       --------------------------                                    -------------------------   ---------------
       BONDS (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
          FR34, 12.80%, 6/15/21 ..................................      896,812,000,000    IDR   $    64,883,720
   (g)    FR35, 12.90%, 6/15/22 ..................................      623,955,000,000    IDR        45,402,148
          FR36, 11.50%, 9/15/19 ..................................      133,190,000,000    IDR         8,805,497
          FR37, 12.00%, 9/15/26 ..................................       66,550,000,000    IDR         4,344,431
          FR39, 11.75%, 8/15/23 ..................................       63,865,000,000    IDR         4,062,932
          FR40, 11.00%, 9/15/25 ..................................      623,820,000,000    IDR        37,610,794
          FR42, 10.25%, 7/15/27 ..................................      804,920,000,000    IDR        45,182,655
          FR43, 10.25%, 7/15/22 ..................................      199,560,000,000    IDR        11,699,784
          FR46, 9.50%, 7/15/23 ...................................    2,378,750,000,000    IDR       129,570,275
   (g)    FR47, 10.00%, 2/15/28 ..................................      824,417,000,000    IDR        46,277,082
          FR48, 9.00%, 9/15/18 ...................................      337,460,000,000    IDR        18,521,728
          FR49, 9.00%, 9/15/13 ...................................      550,800,000,000    IDR        36,414,655
   (h)    Reg S, 6.875%, 1/17/18 .................................           30,365,000               20,267,119
   (h)    Reg S, 6.625%, 2/17/37 .................................            4,720,000                2,628,266
   (d)    senior bond, 144A, 8.50%, 10/12/35 .....................           25,493,000               17,786,466
   (d)    senior bond, 144A, 6.625%, 2/17/37 .....................           15,100,000                8,408,224
   (d)    senior bond, 144A, 7.75%, 1/17/38 ......................           31,810,000               19,006,475
   (h)    senior bond, Reg S, 8.50%, 10/12/35 ....................           55,285,000               38,572,345
   (h)    senior bond, Reg S, 7.75%, 1/17/38 .....................           66,020,000               39,446,950
                                                                                                 ---------------
                                                                                                     728,749,210
                                                                                                 ---------------
       IRAQ 0.1%
   (h) Government of Iraq, Reg S, 5.80%, 1/15/28 .................           27,995,000               12,037,850
                                                                                                 ---------------
       MALAYSIA 3.7%
       Government of Malaysia,
          4.305%, 2/27/09 ........................................          116,825,000    MYR        32,323,399
          7.00%, 3/15/09 .........................................          222,519,000    MYR        62,068,646
          6.844%, 10/01/09 .......................................           16,300,000    MYR         4,630,777
          3.718%, 6/15/12 ........................................          210,000,000    MYR        58,624,976
          3.702%, 2/25/13 ........................................           62,130,000    MYR        17,367,405
          3.70%, 5/15/13 .........................................           23,710,000    MYR         6,619,903
          3.461%, 7/31/13 ........................................          407,767,000    MYR       112,692,856
          3.814%, 2/15/17 ........................................          300,040,000    MYR        83,123,459
                                                                                                 ---------------
                                                                                                     377,451,421
                                                                                                 ---------------
       MEXICO 6.9%
       Government of Mexico,
          8.00%, 12/07/23 ........................................           30,785,000(i) MXN       208,259,655
          10.00%, 11/20/36 .......................................           18,925,000(i) MXN       152,312,234
          M 20, 7.50%, 6/03/27 ...................................           54,181,000(i) MXN       344,459,849
                                                                                                 ---------------
                                                                                                     705,031,738
                                                                                                 ---------------
       NETHERLANDS 2.6%
       Government of the Netherlands, 4.00%, 7/15/18 .............          205,000,000    EUR       267,089,354
                                                                                                 ---------------
       NEW ZEALAND 0.1%
       Government of New Zealand,
          7.00%, 7/15/09 .........................................            6,888,000    NZD         3,840,528
          6.00%, 11/15/11 ........................................           10,837,000    NZD         6,179,241
          6.50%, 4/15/13 .........................................            6,650,000    NZD         3,898,678
                                                                                                 ---------------
                                                                                                      13,918,447
                                                                                                 ---------------


                     4 | Quarterly Statements of Investments

Templeton Income Trust

       TEMPLETON GLOBAL BOND FUND                                       PRINCIPAL AMOUNT(a)           VALUE
       --------------------------                                    -------------------------   ---------------
       BONDS (CONTINUED)
       PERU 0.6%
       Government of Peru,
          7.84%, 8/12/20 .........................................           74,675,000    PEN   $    23,501,160
          Series 7, 8.60%, 8/12/17 ...............................          110,435,000    PEN        37,360,954
                                                                                                 ---------------
                                                                                                      60,862,114
                                                                                                 ---------------
       PHILIPPINES 0.2%
   (h) Government of the Philippines, Reg S, 9.125%, 2/22/10 .....           15,795,000    EUR        19,233,703
                                                                                                 ---------------
       POLAND 2.3%
       Government of Poland,
          6.00%, 5/24/09 .........................................          229,820,000    PLN        76,898,445
          5.75%, 9/23/22 .........................................          495,970,000    PLN       162,740,807
                                                                                                 ---------------
                                                                                                     239,639,252
                                                                                                 ---------------
       RUSSIA 4.8%
       Government of Russia,
   (d)    144A, 7.50%, 3/31/30 ...................................          279,863,500              234,267,579
   (h)    senior bond, Reg S, 7.50%, 3/31/30 .....................          313,414,780              261,309,573
                                                                                                 ---------------
                                                                                                     495,577,152
                                                                                                 ---------------
       SOUTH AFRICA 0.4%
       Government of South Africa,
          5.25%, 5/16/13 .........................................           18,885,000    EUR        20,524,682
          4.50%, 4/05/16 .........................................           16,945,000    EUR        16,015,480
          senior note, 6.50%, 6/02/14 ............................            7,290,000                6,132,348
                                                                                                 ---------------
                                                                                                      42,672,510
                                                                                                 ---------------
       SOUTH KOREA 6.6%
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12 ...................................       44,400,000,000    KRW        29,541,877
          08-1, 5.28%, 2/15/13 ...................................        5,957,000,000    KRW         3,896,601
       Korea Treasury Bond,
          0500-1609, 5.00%, 9/10/16 ..............................      325,000,000,000    KRW       209,849,965
          0525-1509, 5.25%, 9/10/15 ..............................      176,000,000,000    KRW       116,251,978
          0525-2703, 5.25%, 3/10/27 ..............................      198,699,500,000    KRW       127,648,890
          0575-1809, 5.75%, 9/10/18 ..............................       50,000,000,000    KRW        33,904,205
       Korea Treasury Note,
          0475-1203, 4.75%, 3/10/12 ..............................      171,799,000,000    KRW       116,430,811
          0550-1709, 5.50%, 9/10/17 ..............................       55,630,300,000    KRW        36,911,739
                                                                                                 ---------------
                                                                                                     674,436,066
                                                                                                 ---------------
   (j) SUPRANATIONAL 5.4%
       European Bank For Reconstruction & Development, senior
          note, 5.10%, 6/12/09 ...................................          485,000,000    PLN       163,390,779
       European Investment Bank,
          senior bond, 4.00%, 4/15/09 ............................           67,500,000    SEK         8,315,456
          senior note, 1612/37, 6.50%, 9/10/14 ...................           51,500,000    NZD        29,570,897
          senior note, 4.50%, 5/15/13 ............................          340,210,000    NOK        49,835,319
   (b)    senior note, FRN, 0.685%, 9/21/11 ......................       14,213,600,000    JPY       147,554,034
       Inter-American Development Bank,
          7.50%, 4/15/15 .........................................            5,600,000    NZD         3,440,679
          6.00%, 12/15/17 ........................................           10,200,000    NZD         5,775,215
          senior note, 7.50%, 12/05/24 ...........................        2,473,000,000    MXN       138,196,246


                     Quarterly Statements of Investments | 5

Templeton Income Trust

       TEMPLETON GLOBAL BOND FUND                                       PRINCIPAL AMOUNT(a)           VALUE
       --------------------------                                    -------------------------   ---------------
       BONDS (CONTINUED)
   (j) SUPRANATIONAL (CONTINUED)
       International Bank for Reconstruction and Development,
          7.50%, 7/30/14 .........................................           14,802,000    NZD   $     8,913,683
                                                                                                 ---------------
                                                                                                     554,992,308
                                                                                                 ---------------
       SWEDEN 4.4%
       Government of Sweden, 5.25%, 3/15/11 ......................        3,458,620,000    SEK       456,263,492
                                                                                                 ---------------
       TOTAL BONDS (COST $7,031,278,630) .........................                                 6,139,567,024
                                                                                                 ---------------
       MUNICIPAL BONDS 2.4%
       UNITED STATES AND U.S. TERRITORIES 2.4%
       Alabama Public Housing Authorities Capital Program Revenue,
          Series B, FSA Insured, 4.45%, 1/01/24 ..................            6,765,000                5,838,601
       Bexar County Hospital District GO, Certificates of
          Obligation, 5.00%, 2/15/32 .............................            7,675,000                6,855,924
       Bexar County Revenue, Venue Project, Refunding, Series A,
          BHAC Insured, 5.25%, 8/15/47 ...........................            6,900,000                5,895,360
       California State GO, Refunding,
       5.125%, 4/01/33 ...........................................           41,400,000               35,914,500
       5.00%, 4/01/38 ............................................           44,480,000               36,966,883
       Florida State Hurricane Catastrophe Fund Finance Corp.
          Revenue, Series A, 4.25%, 7/01/14 ......................           22,070,000               21,597,481
       Hamilton County Sales Tax Revenue, Refunding, Sub Series A,
          FSA Insured, 5.00%, 12/01/32 ...........................           17,375,000               15,389,733
       Illinois Municipal Electricity Agency Power Supply Revenue,
          Series A, BHAC Insured, 5.00%, 2/01/35 .................           10,260,000                9,525,281
       Metropolitan Atlanta Rapid Transit Authority Sales Tax
          Revenue, Refunding, Third Indenture Series A, FGIC
          Insured, 5.00%, 7/01/19 ................................           12,600,000               13,136,004
       Minneapolis Health Care System Revenue, Fairview Health
          Services, Series B, Assured Guaranty, 6.50%, 11/15/38 ..           16,000,000               15,668,800
       New Jersey State Transportation Trust Fund Authority
          Revenue, Assured Guaranty, 5.50%, 12/15/38 .............           27,260,000               25,953,973
       New York City GO, Series L, Sub Series L-1, 5.00%,
          4/01/26 ................................................            6,500,000                5,904,145
       North Carolina Eastern Municipal Power Agency Power System
          Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
          1/01/19 ................................................           20,600,000               19,148,318
       Puerto Rico Commonwealth GO, Public Improvement, Refunding,
          Series A, MBIA Insured, 5.50%, 7/01/21 .................            7,450,000                7,073,850
       Seattle Water System Revenue, BHAC Insured, 5.00%,
          9/01/34 ................................................            8,850,000                8,099,874
       Tarrant County Cultural Education Facilities Finance Corp.
          Revenue, Christus Health, Refunding, Series A, Assured
          Guaranty, 6.25%, 7/01/28 ...............................           13,450,000               13,050,804
       Wisconsin State GO, Series A, FGIC Insured, 5.00%,
          5/01/21 ................................................            4,000,000                4,034,320
                                                                                                 ---------------
       TOTAL MUNICIPAL BONDS (COST $272,203,825) .................                                   250,053,851
                                                                                                 ---------------

                                                                          NOTIONAL AMOUNT
                                                                     -------------------------
       OPTIONS PURCHASED (COST $3,750) 0.0%k
       PUTS 0.0%(k)
       BRAZIL 0.0%(k)
   (l) Brazilian Real Put, strike price 2.05 BRL, expiration date
          1/20/09 ................................................   $          100,000                   15,184
                                                                                                 ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $7,303,486,205) ..................................                                 6,389,636,059
                                                                                                 ---------------


                     6 | Quarterly Statements of Investments

Templeton Income Trust

       TEMPLETON GLOBAL BOND FUND                                       PRINCIPAL AMOUNT(a)           VALUE
       --------------------------                                    -------------------------   ---------------
       SHORT TERM INVESTMENTS 12.7%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 5.3%
       EGYPT 4.5%
   (m) Egypt Treasury Bills, 12/16/08 - 9/22/09 ..................        2,665,175,000    EGP   $   460,741,135
                                                                                                 ---------------
       MALAYSIA 0.8%
   (m) Malaysia Treasury Bills, 12/23/08 - 4/30/09 ...............          288,820,000    MYR        79,151,299
                                                                                                 ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $552,030,813) ....................................                                   539,892,434
                                                                                                 ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
       (COST $7,855,517,018) .....................................                                 6,929,528,493
                                                                                                 ---------------

                                                                               SHARES
                                                                     -------------------------
       MONEY MARKET FUNDS (COST $762,683,871) 7.4%
       UNITED STATES 7.4%
   (n) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 0.99% .......................................          762,683,871              762,683,871
                                                                                                 ---------------
       TOTAL INVESTMENTS (COST $8,618,200,889) 74.8% .............                                 7,692,212,364
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
          EXCHANGE CONTRACTS 14.9% ...............................                                 1,535,519,470
       OTHER ASSETS, LESS LIABILITIES 10.3% ......................                                 1,054,722,836
                                                                                                 ---------------
       NET ASSETS 100.0% .........................................                               $10,282,454,670
                                                                                                 ---------------

See Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $408,063,556, representing 3.97% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g)  A portion or all of the security purchased on a delayed delivery basis.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $393,495,806, representing 3.83% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k)  Rounds to less than 0.1% of net assets.

(l)  Non-income producing for the twelve months ended November 30, 2008.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    Quarterly Statements of Investments | 7

Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

TEMPLETON GLOBAL TOTAL RETURN FUND                                         PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                        ---------------------   -----------
       BONDS 62.7%
       ARGENTINA 1.6%
(b, c) Government of Argentina, senior bond, FRN, 3.127%, 8/03/12......          997,000          $   239,097
                                                                                                  -----------
       AUSTRALIA 2.5%
       New South Wales Treasury Corp., 19RG, 6.00%, 4/01/19............          542,000    AUD       377,539
                                                                                                  -----------
       CANADA 1.8%
       Province of Ontario, 6.25%, 6/16/15.............................          510,000    NZD       280,432
                                                                                                  -----------
       ECUADOR 0.4%
   (d) Government of Ecuador, Reg S, 9.375%, 12/15/15..................          222,000               67,710
                                                                                                  -----------
       FRANCE 1.8%
       Government of France,
          4.25%, 4/25/19...............................................          100,000    EUR       132,774
          6.00%, 10/25/25..............................................           90,000    EUR       142,513
                                                                                                  -----------
                                                                                                      275,287
                                                                                                  -----------
       HUNGARY 0.9%
       Government of Hungary, 5.75%, 6/11/18...........................          125,000    EUR       134,948
                                                                                                  -----------
       INDONESIA 12.9%
       Government of Indonesia,
          FR31, 11.00%, 11/15/20.......................................        9,000,000    IDR           565
          FR34, 12.80%, 6/15/21........................................   14,288,000,000    IDR     1,033,727
          FR35, 12.90%, 6/15/22........................................      440,000,000    IDR        32,017
          FR40, 11.00%, 9/15/25........................................   11,200,000,000    IDR       675,260
          FR43, 10.25%, 7/15/22........................................      110,000,000    IDR         6,449
   (e)    senior bond, 144A, 8.50%, 10/12/35...........................          100,000               69,770
   (e)    senior bond, 144A, 7.75%, 1/17/38............................          100,000               59,750
   (d)    senior bond, Reg S, 8.50%, 10/12/35..........................          100,000               69,770
                                                                                                  -----------
                                                                                                    1,947,308
                                                                                                  -----------
       ITALY 0.3%
   (e) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15.....................................................           50,000               41,250
                                                                                                  -----------
       KAZAKHSTAN 0.8%
   (e) HSBK (Europe) BV, 144A, 7.25%, 5/03/17..........................          200,000              115,000
                                                                                                  -----------
       MEXICO 3.1%
       Government of Mexico, 10.00%, 11/20/36..........................           58,000(f) MXN       466,796
                                                                                                  -----------
       NETHERLANDS 1.8%
       Government of the Netherlands,
          4.50%, 7/15/17...............................................          100,000    EUR       135,285
          7.50%, 1/15/23...............................................           75,000    EUR       132,525
                                                                                                  -----------
                                                                                                      267,810
                                                                                                  -----------
       POLAND 3.6%
       Government of Poland, 5.75%, 9/23/22............................        1,650,000    PLN       541,408
                                                                                                  -----------
       RUSSIA 10.7%
   (e) Gaz Capital SA, senior note, 144A, 6.51%, 3/07/22...............          360,000              185,400
       Government of Russia,
   (e)    144A, 7.50%, 3/31/30.........................................          580,160              485,639
   (d)    senior bond, Reg S, 7.50%, 3/31/30...........................          450,800              375,854
   (e) LUKOIL International Finance BV, 144A, 6.656%, 6/07/22..........          430,000              205,325
   (d) TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18..........          210,000               95,336


                    8 | Quarterly Statements of Investments

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                        PRINCIPAL AMOUNT(a)        VALUE
----------------------------------                                        ---------------------   -----------
       BONDS (CONTINUED)
       RUSSIA (CONTINUED)
   (d) VTB Capital SA, senior bond, Reg S, 6.25%, 6/30/35..............          510,000          $   260,233
                                                                                                  -----------
                                                                                                    1,607,787
                                                                                                  -----------
       SOUTH AFRICA 0.8%
       Government of South Africa,
          4.50%, 4/05/16...............................................          100,000    EUR        94,515
          senior note, 6.50%, 6/02/14..................................           30,000               25,236
                                                                                                  -----------
                                                                                                      119,751
                                                                                                  -----------
       SOUTH KOREA 8.1%
       Korea Treasury Bond,
          0550-2803, 5.50%, 3/10/28....................................      600,000,000    KRW       396,559
          0575-1309, 5.75%, 9/10/13....................................      590,000,000    KRW       413,532
          0575-1809, 5.75%, 9/10/18....................................      600,000,000    KRW       406,850
                                                                                                  -----------
                                                                                                    1,216,941
                                                                                                  -----------
       UNITED KINGDOM 0.6%
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37....................          100,000               84,021
   (e) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16......................................................           50,000                9,125
                                                                                                  -----------
                                                                                                       93,146
                                                                                                  -----------
       UNITED STATES 11.0%
       American Express Credit Corp., C, 7.30%, 8/20/13................          100,000               94,941
       ARAMARK Corp., senior note, 8.50%, 2/01/15......................           50,000               41,750
       Bank of America Corp.,
   (g)    pfd., sub. bond, M, 8.125%, Perpetual........................          150,000              105,596
          senior note, 5.65%, 5/01/18..................................          150,000              139,284
       CCH II LLC, senior note, 10.25%, 9/15/10........................           50,000               25,625
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18............           50,000               33,000
       Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77..          100,000               61,089
       Citigroup Inc., senior note, 6.125%, 11/21/17...................          100,000               91,556
       Crown Cork & Seal Co. Inc., 8.00%, 4/15/23......................           50,000               37,125
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16................           50,000               35,750
       Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11.........           50,000               23,512
       GMAC LLC, 6.875%, 9/15/11.......................................           50,000               19,222
       The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37........          100,000               64,258
       HCA Inc., senior secured note, 9.125%, 11/15/14.................           50,000               40,750
       JP Morgan Chase & Co., 6.00%, 1/15/18...........................          150,000              145,026
   (g) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual.....          150,000              117,718
       Mariner Energy Inc., senior note, 7.50%, 4/15/13................           50,000               32,750
       MetLife Inc., senior note, A, 6.817%, 8/15/18...................          100,000               87,428
       MGM MIRAGE, senior note, 6.875%, 4/01/16........................           50,000               26,250
       NRG Energy Inc., senior note, 7.375%, 2/01/16...................           50,000               40,750
       Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18........           50,000               55,565
       SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15....           50,000               29,250
   (e) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
          10.25%, 11/01/15.............................................           50,000               32,250
       UBS AG Stamford, senior note, 5.875%, 12/20/17..................          100,000               86,998
       Wells Fargo & Co., senior note, 5.625%, 12/11/17................          100,000               95,027
   (g) Wells Fargo Capital XV, 9.75%, Perpetual........................          100,000               94,588
                                                                                                  -----------
                                                                                                    1,657,058
                                                                                                  -----------


                    Quarterly Statements of Investments | 9

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                         PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                        ---------------------   -----------
       TOTAL BONDS (COST $10,743,800)..................................                           $ 9,449,268
                                                                                                  -----------
       MUNICIPAL BONDS 1.1%
       UNITED STATES 1.1%
       Minneapolis Health Care System Revenue, Fairview Health
          Services, Series B, Assured Guaranty, 6.50%, 11/15/38........           50,000               48,965
       New Jersey State Transportation Trust Fund Authority Revenue,
          Assured Guaranty, 5.50%, 12/15/38............................           85,000               80,927
       Tarrant County Cultural Education Facilities Finance Corp.
          Revenue, Christus Health, Refunding, Series A, Assured
          Guaranty, 6.25%, 7/01/28.....................................           40,000               38,813
                                                                                                  -----------
       TOTAL MUNICIPAL BONDS (COST $166,331)...........................                               168,705
                                                                                                  -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $10,910,131)...........................................                             9,617,973
                                                                                                  -----------

                                                                              SHARES
                                                                          --------------
       SHORT TERM INVESTMENTS (COST $4,398,179) 29.2%
       MONEY MARKET FUNDS 29.2%
       UNITED STATES 29.2%
   (h) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          0.99%........................................................        4,398,179            4,398,179
                                                                                                  -----------
       TOTAL INVESTMENTS (COST $15,308,310) 93.0%......................                            14,016,152
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS 5.3%...............................................                               799,453
       OTHER ASSETS, LESS LIABILITIES 1.7%.............................                               255,650
                                                                                                  -----------
       NET ASSETS 100.0%...............................................                           $15,071,255
                                                                                                  ===========

See Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $868,903, representing 5.77% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $1,203,509, representing 7.99% of net assets.

(f)  Principal amount is stated in 100 Mexican Peso Units.

(g)  Perpetual securities with no stated maturity date.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    10 | Quarterly Statements of Investments

Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

TEMPLETON INTERNATIONAL BOND FUND                                                 PRINCIPAL AMOUNT(a)       VALUE
---------------------------------                                                ---------------------   -----------
       BONDS 55.5%
       ARGENTINA 2.0%
(b, c) Government of Argentina, senior bond, FRN, 3.127%, 8/03/12 ............        1,353,000          $   324,472
                                                                                                         -----------
       AUSTRALIA 3.3%
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ...........          296,000    AUD       198,595
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 .................................................          208,000    AUD       143,107
          17, 6.00%, 9/14/17 .................................................          100,000    AUD        69,416
   (d)    144A, 7.125%, 9/18/17 ..............................................          230,000    NZD       140,984
                                                                                                         -----------
                                                                                                             552,102
                                                                                                         -----------
       BRAZIL 2.6%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/17 ....................................................              650(e) BRL       197,654
   (f)    Index Linked, 6.00%, 5/15/15 .......................................              370(e) BRL       239,267
                                                                                                         -----------
                                                                                                             436,921
                                                                                                         -----------
       CANADA 4.2%
       Province of Ontario,
          1.875%, 1/25/10 ....................................................       20,000,000    JPY       211,804
          6.25%, 6/16/15 .....................................................          886,000    NZD       487,181
                                                                                                         -----------
                                                                                                             698,985
                                                                                                         -----------
       FRANCE 3.3%
       Government of France, 4.00%, 4/25/18 ..................................          424,000    EUR       553,843
                                                                                                         -----------
       GERMANY 2.5%
       KfW Bankengruppe,
   (b)    FRN, 0.674%, 8/08/11 ...............................................        3,000,000    JPY        30,826
          senior note, 7.25%, 2/22/10 ........................................          474,000    NZD       268,176
       Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16 ...........        1,825,000    MXN       124,650
                                                                                                         -----------
                                                                                                             423,652
                                                                                                         -----------
       HUNGARY 0.9%
       Government of Hungary, 5.75%, 6/11/18 .................................          130,000    EUR       140,346
                                                                                                         -----------
       INDONESIA 5.2%
       Government of Indonesia,
          FR31, 11.00%, 11/15/20 .............................................      418,000,000    IDR        26,244
          FR34, 12.80%, 6/15/21 ..............................................    1,751,000,000    IDR       126,684
          FR35, 12.90%, 6/15/22 ..............................................    1,670,000,000    IDR       121,518
          FR40, 11.00%, 9/15/25 ..............................................    1,060,000,000    IDR        63,909
          FR42, 10.25%, 7/15/27 ..............................................      447,000,000    IDR        25,091
          FR43, 10.25%, 7/15/22 ..............................................       95,000,000    IDR         5,570
          FR44, 10.00%, 9/15/24 ..............................................       63,000,000    IDR         3,432
          FR46, 9.50%, 7/15/23 ...............................................    2,590,000,000    IDR       141,077
          FR47, 10.00%, 2/15/28 ..............................................    3,532,000,000    IDR       198,262
          FR49, 9.00%, 9/15/13 ...............................................      520,000,000    IDR        34,378
   (d)    senior bond, 144A, 8.50%, 10/12/35 .................................          100,000               69,770
   (d)    senior bond, 144A, 7.75%, 1/17/38 ..................................          100,000               59,750
                                                                                                         -----------
                                                                                                             875,685
                                                                                                         -----------


                    Quarterly Statements of Investments | 11

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND                                                 PRINCIPAL AMOUNT(a)       VALUE
---------------------------------                                                ---------------------   -----------
       BONDS (CONTINUED)
       MALAYSIA 1.0%
       Government of Malaysia,
          4.032%, 9/15/09 ....................................................           20,000    MYR   $     5,554
          3.833%, 9/28/11 ....................................................          530,000    MYR       148,215
          3.814%, 2/15/17 ....................................................           55,000    MYR        15,237
                                                                                                         -----------
                                                                                                             169,006
                                                                                                         -----------
       MEXICO 7.8%
       Government of Mexico,
          9.00%, 12/20/12 ....................................................              800(g) MXN         5,983
          8.00%, 12/19/13 ....................................................            2,300(g) MXN        16,397
          8.00%, 12/17/15 ....................................................           25,000(g) MXN       175,725
          8.00%, 12/07/23 ....................................................           53,000(g) MXN       358,544
          M 20, 7.50%, 6/03/27 ...............................................          117,000(g) MXN       743,836
                                                                                                         -----------
                                                                                                           1,300,485
                                                                                                         -----------
       NETHERLANDS 2.7%
       Government of the Netherlands, 4.00%, 7/15/18 .........................          345,000    EUR       449,492
                                                                                                         -----------
       POLAND 2.4%
       Government of Poland,
          6.00%, 5/24/09 .....................................................          710,000    PLN       237,568
          5.75%, 9/23/22 .....................................................          500,000    PLN       164,063
                                                                                                         -----------
                                                                                                             401,631
                                                                                                         -----------
       RUSSIA 4.4%
       Government of Russia,
   (d)    144A, 7.50%, 3/31/30 ...............................................          417,480              349,463
   (h)    senior bond, Reg S, 7.50%, 3/31/30 .................................          455,700              379,940
                                                                                                         -----------
                                                                                                             729,403
                                                                                                         -----------
       SINGAPORE 1.5%
       Government of Singapore,
          4.375%, 1/15/09 ....................................................          105,000    SGD        69,703
          2.375%, 10/01/09 ...................................................          280,000    SGD       187,573
                                                                                                         -----------
                                                                                                             257,276
                                                                                                         -----------
       SOUTH AFRICA 1.0%
       Government of South Africa,
          5.25%, 5/16/13 .....................................................           50,000    EUR        54,341
          4.50%, 4/05/16 .....................................................          100,000    EUR        94,515
          senior note, 6.50%, 6/02/14 ........................................           25,000               21,030
                                                                                                         -----------
                                                                                                             169,886
                                                                                                         -----------
       SOUTH KOREA 2.9%
       Korea Treasury Bond,
          0500-1609, 5.00%, 9/10/16 ..........................................       16,000,000    KRW        10,331
          0525-2703, 5.25%, 3/10/27 ..........................................      213,300,000    KRW       137,029
       Korea Treasury Note, 0525-1209, 5.25%, 9/10/12 ........................      506,000,000    KRW       342,997
                                                                                                         -----------
                                                                                                             490,357
                                                                                                         -----------


                    12 | Quarterly Statements of Investments

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND                                                 PRINCIPAL AMOUNT(a)       VALUE
---------------------------------                                                ---------------------   -----------
       BONDS (CONTINUED)
   (i) SUPRANATIONAL 4.8%
       European Investment Bank, senior note,
          1612/37, 6.50%, 9/10/14 ............................................          110,000    NZD   $    63,161
   (b)    FRN, 0.685%, 9/21/11 ...............................................       21,000,000    JPY       218,005
       Inter-American Development Bank, 1.90%, 7/08/09 .......................       50,000,000    JPY       526,361
                                                                                                         -----------
                                                                                                             807,527
                                                                                                         -----------
       SWEDEN 3.0%
       Government of Sweden, 5.25%, 3/15/11 ..................................        3,805,000    SEK       501,958
                                                                                                         -----------
       TOTAL BONDS (COST $10,839,582) ........................................                             9,283,027
                                                                                                         -----------

                                                                                    NOTIONAL AMOUNT
                                                                                 ---------------------
       OPTIONS PURCHASED (COST $3,750) 0.1%
       PUTS 0.1%
       BRAZIL 0.1%
   (j) Brazilian Real Put, strike price 2.05 BRL, expiration date 1/20/09 ....   $      100,000               15,184
                                                                                                         -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $10,843,332) .................................................                             9,298,211
                                                                                                         -----------

                                                                                  PRINCIPAL AMOUNT(a)
                                                                                 ---------------------
       SHORT TERM INVESTMENTS 19.0%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 11.9%
       EGYPT 7.2%
   (k) Egypt Treasury Bills,
          12/16/08 ...........................................................        1,650,000    EGP       297,447
          1/13/09 - 4/21/09 ..................................................        1,250,000    EGP       220,044
          3/31/09 ............................................................        1,100,000    EGP       191,175
          4/28/09 ............................................................        2,900,000    EGP       500,105
                                                                                                         -----------
                                                                                                           1,208,771
                                                                                                         -----------
       MALAYSIA 3.3%
       Government of Malaysia, 4.305%, 2/27/09 ...............................        1,970,000    MYR       545,064
                                                                                                         -----------
       SWEDEN 1.4%
   (k) Sweden Treasury Bill, 3/18/09 .........................................        1,930,000    SEK       235,264
                                                                                                         -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $2,038,445) ......                             1,989,099
                                                                                                         -----------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $12,881,777) ........                            11,287,310
                                                                                                         -----------

                                                                                        SHARES
                                                                                 ---------------------
       MONEY MARKET FUNDS (COST $1,196,181) 7.1%
       UNITED STATES 7.1%
   (l) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.99% ..        1,196,181            1,196,181
                                                                                                         -----------
       TOTAL INVESTMENTS (COST $14,077,958) 74.6% ............................                            12,483,491
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
          CONTRACTS 12.2% ....................................................                             2,037,419
       OTHER ASSETS, LESS LIABILITIES 13.2% ..................................                             2,219,977
                                                                                                         -----------
       NET ASSETS 100.0% .....................................................                           $16,740,887
                                                                                                         -----------


                    Quarterly Statements of Investments | 13

Templeton Income Trust

See Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $619,967, representing 3.70% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the value of this security was $379,940, representing 2.27% of net assets.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Non-income producing for the twelve months ended November 30, 2008.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    14 | Quarterly Statements of Investments

Templeton Income Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of three funds (Funds). Effective October 1, 2008, the Trust began offering shares of the Templeton Global Total Return Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 15

Templeton Income Trust

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   TEMPLETON        TEMPLETON      TEMPLETON
                                                  GLOBAL BOND     GLOBAL TOTAL   INTERNATIONAL
                                                      FUND         RETURN FUND     BOND FUND
                                                ---------------   ------------   ------------
Cost of investments .........................   $ 8,638,284,343   $15,305,764     $14,105,813
                                                ---------------   -----------     -----------
Unrealized appreciation .....................   $    92,359,211   $   149,684     $   162,961
Unrealized depreciation .....................    (1,038,431,190)   (1,439,296)     (1,785,283)
                                                ---------------   -----------     -----------
Net unrealized appreciation (depreciation) ..   $  (946,071,979)  $(1,289,612)    $(1,622,322)
                                                ===============   ===========     ===========

4. FORWARD EXCHANGE CONTRACTS

At November 30, 2008, the Funds had the following forward exchange contracts outstanding:

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND
   CONTRACTS TO BUY
     31,360,000 Euro .................         115,875,200 RON     12/03/08   $    1,093,602   $          --
     26,135,000 Euro .................          94,778,578 RON     12/04/08        1,519,624              --
  3,805,000,000 Japanese Yen .........          34,455,905         12/04/08        5,506,924              --
  2,495,897,250 Japanese Yen .........          23,351,895         12/05/08        2,863,248              --
  2,547,205,800 Japanese Yen .........          23,913,159         12/08/08        2,845,322              --
  4,967,270,010 Kazakhstani Tenge ....          38,365,000         12/12/08        2,621,556              --
  2,161,100,000 Japanese Yen .........          20,000,000         12/15/08        2,711,200              --
  2,163,000,000 Japanese Yen .........          20,000,000         12/17/08        2,733,678              --
  3,315,048,000 Kazakhstani Tenge ....          25,520,000         12/22/08        1,710,333              --
     36,205,383 Malaysian Ringgit ....           9,968,442          1/02/09           21,087              --
     36,175,478 Malaysian Ringgit ....           9,968,442          1/02/09           12,560              --
  2,590,384,500 Kazakhstani Tenge ....          20,197,930          1/16/09          858,683              --
  5,108,250,000 Kazakhstani Tenge ....          39,908,203          1/20/09        1,548,135              --
    313,215,750 Japanese Yen .........           3,001,531          1/22/09          295,995              --
     21,149,490 Peruvian Nuevo Sol ...          82,377,074 MXN      1/22/09          664,265              --
107,706,600,826 Vietnamese Dong ......           9,368,064 NZD      1/22/09        1,150,870              --
  3,040,722,500 Japanese Yen .........          29,000,000          2/05/09        3,031,816              --
  4,728,133,500 Kazakhstani Tenge ....          36,655,382          2/06/09        1,440,421              --
  4,079,549,945 Japanese Yen .........          38,744,924          2/12/09        4,243,011              --
  4,747,949,850 Japanese Yen .........          44,695,000          2/17/09        5,346,812              --
    612,408,000 Kazakhstani Tenge ....           4,740,000          2/26/09          151,633              --
  1,476,100,000 Indian Rupee .........          47,837,726 NZD      2/27/09        3,152,857              --
  3,503,442,868 Kazakhstani Tenge ....          27,191,542          2/27/09          780,244              --
    287,586,087 Malaysian Ringgit ....          78,756,486          2/27/09          679,017              --
     36,364,878 Malaysian Ringgit ....           9,968,442          3/02/09           77,135              --
 91,535,354,800 Vietnamese Dong ......           8,005,772 NZD      3/12/09          889,340              --
 91,535,354,709 Vietnamese Dong ......           8,009,481 NZD      3/16/09          880,371              --
    252,496,000 Russian Ruble ........           5,911,871 EUR      3/20/09          468,185              --


                    16 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
306,003,498,000 Vietnamese Dong ......          21,979,410 AUD      3/23/09   $    3,203,776   $          --
     88,515,370 Euro .................         172,534,159 SGD      4/14/09               --      (2,612,593)
  8,780,525,080 Kazakhstani Tenge ....          70,165,615          4/30/09               --      (1,891,797)
  7,876,740,000 Japanese Yen .........          80,186,705          5/07/09        3,138,520              --
     47,975,788 Peruvian Nuevo Sol ...         194,612,153 MXN      5/07/09        1,129,293              --
     24,699,600 Peruvian Nuevo Sol ...           9,000,000          5/08/09               --      (1,181,021)
     37,655,755 Peruvian Nuevo Sol ...          13,931,097          5/15/09               --      (2,019,946)
261,077,000,000 Indonesian Rupiah ....          18,932,342          5/18/09        1,181,448              --
  1,719,248,100 Japanese Yen .........          18,179,635          5/18/09           17,151              --
     47,104,522 Peruvian Nuevo Sol ...          17,413,871          5/19/09               --      (2,520,532)
  1,913,894,500 Japanese Yen .........          20,325,982          5/21/09               --         (66,151)
 68,459,000,000 Indonesian Rupiah ....           4,729,465          5/22/09          536,612              --
     10,930,000 Peruvian Nuevo Sol ...           2,603,150 EUR      5/22/09          152,842              --
    209,400,800 Russian Ruble ........           5,600,000 EUR      5/22/09               --        (735,423)
 34,960,006,509 Japanese Yen .........         365,327,410          5/26/09        4,834,898              --
  4,722,350,433 Kazakhstani Tenge ....         413,845,572 MXN      5/27/09        6,559,483              --
    146,570,000 Taiwanese Dollar .....           3,200,009 EUR      5/27/09          344,071              --
 85,753,857,000 Vietnamese Dong ......           6,021,115 AUD      5/29/09          877,403              --
    384,155,000 Russian Ruble ........          10,399,995 EUR      6/02/09               --      (1,574,937)
 74,613,838,000 Vietnamese Dong ......           5,241,145 AUD      6/02/09          761,672              --
    941,742,430 Russian Ruble ........         424,664,636 MXN      6/16/09               --      (2,095,481)
315,894,172,000 Vietnamese Dong ......          22,167,732 AUD      6/22/09        3,232,041              --
    159,282,000 Malaysian Ringgit ....          31,522,264 EUR      7/07/09        4,212,021              --
    123,575,000 Singapore Dollar .....          59,396,780 EUR      7/07/09        7,173,983              --
     86,450,000 Malaysian Ringgit ....          17,396,816 EUR      7/09/09        1,922,006              --
    105,375,000 Malaysian Ringgit ....          21,129,090 EUR      7/17/09        2,447,098              --
  1,547,703,667 Japanese Yen .........           9,539,123 EUR      7/22/09        4,322,412              --
     62,126,822 Malaysian Ringgit ....          12,536,184 EUR      8/05/09        1,353,465              --
     13,600,000 Malaysian Ringgit ....           2,742,599 EUR      8/07/09          298,641              --
  3,524,228,750 Japanese Yen .........          21,734,374 EUR      8/10/09        9,851,917              --
  1,960,502,250 Japanese Yen .........          12,356,626 EUR      8/11/09        5,143,740              --
  3,303,419,200 Japanese Yen .........          21,200,676 EUR      8/21/09        8,197,707              --
  3,653,034,000 Japanese Yen .........          23,422,890 EUR      8/26/09        9,099,771              --
    279,175,000 Japanese Yen .........           1,840,771 EUR      9/04/09          632,020              --
270,773,515,036 Vietnamese Dong ......         161,392,756 MXN      9/08/09        3,582,702              --
     36,523,650 Peruvian Nuevo Sol ...         134,179,465 MXN      9/10/09        1,955,089              --
    662,580,015 Russian Ruble ........         276,743,804 MXN      9/11/09               --        (278,978)
     74,610,129 Peruvian Nuevo Sol ...         276,743,804 MXN      9/14/09        3,809,806              --
  1,456,389,383 Russian Ruble ........         611,857,512 MXN      9/15/09               --        (897,998)
    652,512,084 Russian Ruble ........          39,235,631 NZD      9/15/09               --      (2,201,406)
276,915,000,000 Vietnamese Dong ......         168,727,151 MXN      9/15/09        3,395,437              --
    154,103,000 Chinese Yuan
                   Renminbi ..........          16,052,396 EUR      9/18/09        1,574,240              --


                    Quarterly Statements of Investments | 17

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
    960,156,800 Chinese Yuan
                   Renminbi ..........         100,326,698 EUR      9/23/09   $    9,373,036   $          --
    335,000,000 Swedish Krona ........          34,830,164 EUR      9/23/09               --      (2,825,868)
    428,395,000 Chinese Yuan
                   Renminbi ..........          44,143,954 EUR      9/24/09        4,964,294              --
  2,364,449,114 Russian Ruble ........         112,487,944 AUD      9/24/09               --      (4,177,978)
    400,000,000 Indian Rupee .........          13,093,290 NZD      9/25/09          815,430              --
  7,047,000,000 Japanese Yen .........          47,167,406 EUR      9/28/09       15,128,540              --
  1,302,612,873 Russian Ruble ........          62,612,163 AUD      9/28/09               --      (2,761,398)
     99,180,000 Malaysian Ringgit ....          20,275,989 EUR      9/30/09        1,867,683              --
    673,424,498 Russian Ruble ........         293,380,020 MXN     10/06/09               --      (1,231,084)
234,895,297,291 Vietnamese Dong ......          19,074,537 AUD     10/07/09          621,762              --
     77,551,013 Chinese Yuan
                   Renminbi ..........          16,755,831 AUD     10/13/09          260,654              --
  4,443,463,750 Kazakhstani Tenge ....          34,378,830         10/13/09               --      (2,112,140)
    391,351,972 Chinese Yuan
                   Renminbi ..........          41,527,162 EUR     10/15/09        2,940,009              --
    379,127,279 Chinese Yuan
                   Renminbi ..........          40,546,854 EUR     10/16/09        2,442,458              --
    131,475,381 Chinese Yuan
                   Renminbi ..........          27,918,184 AUD     10/19/09          754,050              --
    508,169,986 Chinese Yuan
                   Renminbi ..........          54,569,292 EUR     10/19/09        2,979,202              --
    314,000,000 Chinese Yuan
                   Renminbi ..........          45,359,336         10/21/09               --        (698,467)
  5,618,474,338 Japanese Yen .........          56,580,809         10/21/09        3,294,578              --
 22,473,897,352 Japanese Yen .........         169,661,697 EUR     10/21/09       24,016,788              --
     31,071,986 Malaysian Ringgit ....           6,740,712 EUR     10/21/09           95,882              --
    813,890,000 Russian Ruble ........          26,950,000         10/22/09               --      (3,703,882)
    343,208,767 Chinese Yuan
                   Renminbi ..........          49,618,153         10/23/09               --        (807,968)
  8,534,203,142 Chilean Peso .........          12,930,611         10/26/09               --        (424,961)
    582,413,784 Chinese Yuan
                   Renminbi ..........          83,750,728         10/26/09               --        (934,472)
    348,030,387 Chinese Yuan
                   Renminbi ..........          49,683,139         10/27/09               --        (197,589)
    786,316,000 Russian Ruble ........          23,507,205         10/27/09               --      (1,087,922)
  5,537,857,349 Chilean Peso .........           8,081,632         10/28/09           30,695              --
     23,793,446 Swiss Franc ..........          16,340,530 EUR     10/28/09               --        (846,688)
    337,830,359 Chinese Yuan
                   Renminbi ..........          48,504,000         11/04/09               --        (488,853)
 30,933,000,000 Indonesian Rupiah ....           2,455,000         11/09/09               --        (214,921)
226,184,365,000 Vietnamese Dong ......          11,759,000         11/09/09          568,572              --
308,751,000,000 Indonesian Rupiah ....          24,552,763         11/10/09               --      (2,201,548)
    823,100,000 Russian Ruble ........          25,683,350         11/10/09               --      (2,329,639)
 61,430,000,000 Indonesian Rupiah ....           4,910,472         11/12/09               --        (466,447)
325,690,000,000 Indonesian Rupiah ....          24,552,582         11/16/09               --      (1,023,373)


                    18 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
 66,830,000,000 Indonesian Rupiah ....           4,733,003         11/17/09   $       93,430   $          --
325,744,000,000 Indonesian Rupiah ....          23,647,477         11/18/09               --        (130,413)
    264,231,500 Russian Ruble ........           5,911,881 EUR     11/20/09               --         (39,548)
362,610,000,000 Indonesian Rupiah ....          23,647,450         11/23/09        2,486,604              --
    283,244,464 Malaysian Ringgit ....          77,665,057         11/30/09        1,349,284              --
  1,266,479,512 Swedish Krona ........         123,492,712 EUR     11/30/09               --        (339,780)

   CONTRACTS TO SELL
 89,271,080,000 South Korean Won .....         106,871,796 CHF     12/03/08       27,156,739              --
      4,940,820 Euro .................         775,402,409 JPY     12/08/08        1,876,897              --
 41,414,305,200 South Korean Won .....          50,058,388 CHF     12/09/08       12,959,987              --
 39,221,309,400 South Korean Won .....          60,484,709 SGD     12/10/08       13,308,403              --
    146,781,915 Romanian Leu-New .....         378,876,415 SEK     12/15/08               --      (2,046,209)
 24,106,790,750 South Korean Won .....          29,463,201 CHF     12/15/08        7,792,377              --
    470,261,221 Mexican Peso .........         119,032,520 PEN      1/20/09        3,234,846              --
127,879,215,000 South Korean Won .....         147,248,250 CHF      1/20/09       33,448,046              --
    200,215,434 Mexican Peso .........         696,169,086 INR      1/22/09               --      (1,066,095)
 81,377,742,000 South Korean Won .....          85,409,049          1/23/09       29,267,109              --
    505,362,025 Mexican Peso .........       1,754,162,125 INR      1/27/09               --      (2,715,093)
     75,904,600 Euro .................         110,665,111          1/28/09       14,403,091              --
    106,253,486 Euro .................         154,841,600          1/29/09       20,090,934              --
     30,331,862 Euro .................          44,484,709          2/04/09        6,017,388              --
     13,727,783 New Zealand Dollar ...     162,356,984,464 VND      2/12/09        1,905,449              --
    188,300,469 Romanian Leu-New .....       1,240,192,938 CZK      2/12/09          651,098              --
     68,833,241 Romanian Leu-New .....         455,545,272 CZK      2/17/09          388,148              --
     48,044,248 Euro .................          69,402,319          2/19/09        8,470,085              --
     18,321,401 New Zealand Dollar ...     216,968,810,301 VND      2/20/09        2,538,093              --
    214,572,298 Euro .................         311,889,239          2/23/09       39,755,260              --
    214,572,298 Euro .................      33,011,089,758 JPY      2/23/09       75,880,946              --
     71,524,099 Euro .................         104,532,471          2/25/09       13,820,787              --
    143,048,199 Euro .................      22,028,921,977 JPY      2/25/09       50,833,355              --
 39,858,000,000 South Korean Won .....          42,000,000          2/25/09       14,446,482              --
    204,729,820 Euro .................         299,330,194          2/26/09       39,677,525              --
     71,524,099 Euro .................      10,969,436,491 JPY      2/26/09       24,946,727              --
    526,825,561 Euro .................         778,067,471          2/27/09      109,909,707              --
    321,858,448 Euro .................      50,044,768,742 JPY      2/27/09      119,478,718              --
    663,958,477 Mexican Peso .........          58,964,449          2/27/09       10,138,679              --
     49,184,431 Romanian Leu-New .....         318,665,928 CZK      2/27/09               --          (8,969)
 39,787,020,000 South Korean Won .....          42,000,000          2/27/09       14,492,275              --
     71,524,100 Euro .................         107,211,765          3/03/09       16,499,385              --
    113,621,907 Mexican Peso .........          10,118,163          3/03/09        1,771,361              --
    107,286,150 Euro .................         160,492,213          3/04/09       24,423,488              --
 39,572,400,000 South Korean Won .....          42,000,000          3/04/09       14,630,671              --
     35,762,050 Euro .................          53,861,224          3/09/09        8,504,724              --


                    Quarterly Statements of Investments | 19

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
     35,762,050 Euro .................       5,500,131,766 JPY      3/09/09   $   12,665,417   $          --
     35,762,050 Euro .................          54,034,669          3/10/09        8,678,118              --
     26,821,538 Euro .................       4,111,607,668 JPY      3/10/09        9,358,750              --
     35,762,050 Euro .................          54,648,525          3/17/09        9,291,612              --
 59,732,800,000 South Korean Won .....          59,667,166 CHF      3/25/09        8,082,481              --
 84,000,000,000 South Korean Won .....          86,728,603 CHF      3/27/09       13,703,806              --
     63,678,460 Euro .................       9,708,389,682 JPY      3/31/09       21,757,556              --
    227,735,251 Mexican Peso .........          20,400,900          4/01/09        3,795,911              --
     43,009,803 Mexican Peso .........         489,503,170 KZT      4/01/09          717,245              --
 32,868,150,000 South Korean Won .....          33,998,006 CHF      4/01/09        5,413,150              --
    217,296,269 Euro .................      33,637,604,258 JPY      4/06/09       79,716,361              --
 42,000,000,000 South Korean Won .....          43,574,947 CHF      4/06/09        7,025,227              --
     50,760,000 British Pound
                   Sterling ..........          98,637,847          4/07/09       20,676,841              --
     34,147,991 British Pound
                Sterling .............          89,322,266 SGD      4/14/09        7,023,867              --
    133,344,579 Euro .................         206,296,954          4/14/09       37,170,986              --
     64,962,745 Euro .................      10,105,767,019 JPY      4/14/09       24,394,360              --
    194,888,232 Euro .................         410,879,577 SGD      4/14/09       26,395,561              --
     34,190,917 Euro .................          71,201,217 SGD      4/17/09        4,049,190              --
     29,771,646 Euro .................       4,655,630,485 JPY      4/20/09       11,449,901              --
    102,572,751 Euro .................         214,725,797 SGD      4/20/09       12,913,761              --
     34,096,694 Euro .................         166,170,238 MYR      4/21/09        2,738,210              --
     17,048,347 Euro .................          35,706,058 SGD      4/24/09        2,161,913              --
     25,540,503 British Pound
                   Sterling ..........         153,473,904 MYR      4/27/09        3,246,038              --
     17,048,347 Euro .................          35,588,424 SGD      4/27/09        2,086,690              --
     13,836,250 New Zealand Dollar ...         423,942,691 INR      4/28/09          859,757              --
      8,513,501 British Pound
                   Sterling ..........          51,465,816 MYR      4/30/09        1,168,376              --
    527,279,235 Mexican Peso .........         133,781,288 PEN      4/30/09        4,226,571              --
    958,839,826 Mexican Peso .........          86,791,278          5/04/09       17,466,926              --
    236,448,091 Mexican Peso .........         875,519,992 INR      5/04/09          154,360              --
     11,081,426 Euro .................          22,640,461 SGD      5/06/09        1,034,542              --
  1,085,880,645 Mexican Peso .........          98,937,683          5/06/09       20,468,252              --
      8,513,501 British Pound
                   Sterling ..........          51,308,316 MYR      5/07/09        1,127,460              --
    121,591,935 Mexican Peso .........       5,307,487,946 CLP      5/15/09               --        (861,519)
    617,332,796 Mexican Peso .........       1,714,677,647 TWD      5/18/09        7,034,302              --
     84,372,354 Mexican Peso .........       3,672,053,587 CLP      5/20/09               --        (606,826)
    479,077,300 Mexican Peso .........       1,878,989,078 INR      5/20/09        2,501,031              --
    274,949,872 Mexican Peso .........         749,309,888 TWD      6/02/09        2,770,676              --
    299,944,587 Mexican Peso .........         671,683,094 RUB      6/04/09               --      (1,229,854)
     55,138,155 Euro .................         271,424,920 MYR      6/09/09        5,302,824              --
     68,795,891 Euro .................         106,050,586          6/10/09       18,778,604              --


                    20 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
     45,948,460 Euro .................         228,662,511 MYR      6/10/09   $    5,107,299   $          --
    425,229,976 Mexican Peso .........         944,393,253 RUB      6/10/09               --      (2,018,643)
      7,786,571 Euro .................          38,857,325 MYR      6/12/09          896,004              --
     68,659,949 Mexican Peso .........       3,105,764,127 CLP      6/12/09               --        (299,420)
     10,212,458 Euro .................          50,720,171 MYR      6/15/09        1,109,156              --
     20,245,086 Euro .................         100,213,176 MYR      6/16/09        2,107,067              --
    890,963,908 Mexican Peso .........       1,979,768,517 RUB      6/16/09               --      (4,277,569)
    273,071,485 Mexican Peso .........         610,771,234 RUB      6/19/09               --      (1,203,237)
    208,355,522 Mexican Peso .........       2,392,025,565 KZT      6/29/09        3,259,831              --
    208,355,522 Mexican Peso .........         462,986,804 RUB      6/29/09               --      (1,039,520)
    359,167,941 Mexican Peso .........          98,494,625 PEN      6/30/09        5,356,754              --
    575,584,861 Mexican Peso .........       1,269,233,113 RUB      7/10/09               --      (3,253,189)
     45,828,146 Euro .................          70,846,877          7/13/09       12,693,223              --
     22,914,073 Euro .................          47,366,826 SGD      7/13/09        2,567,275              --
    338,198,973 Mexican Peso .........         744,635,337 RUB      7/13/09               --      (1,959,356)
     45,828,148 Euro .................          70,925,757          7/14/09       12,771,564              --
     17,626,212 Euro .................          87,796,162 MYR      7/14/09        2,008,636              --
     22,914,073 Euro .................          47,438,318 SGD      7/14/09        2,615,709              --
     26,439,316 Euro .................       1,211,673,841 TWD      7/14/09        2,848,193              --
     45,828,149 Euro .................          71,656,894          7/15/09       13,502,162              --
     43,360,478 Euro .................         216,929,863 MYR      7/15/09        5,207,368              --
     22,914,072 Euro .................          47,835,804 SGD      7/15/09        2,881,945              --
     36,309,993 Euro .................       1,675,474,040 TWD      7/15/09        4,254,811              --
     11,280,774 Euro .................          56,415,151 MYR      7/16/09        1,349,207              --
      4,935,340 Euro .................         228,506,242 TWD      7/16/09          601,453              --
     22,914,073 Euro .................          35,970,512          7/17/09        6,892,611              --
     11,457,036 Euro .................          57,321,843 MYR      7/17/09        1,377,815              --
     11,457,036 Euro .................          23,805,429 SGD      7/17/09        1,366,505              --
     11,457,036 Euro .................         531,245,574 TWD      7/17/09        1,419,670              --
     17,626,209 Euro .................          27,448,414          7/22/09        5,079,766              --
     40,540,286 Euro .................          63,417,169          7/24/09       11,968,321              --
      7,931,794 Euro .................          39,905,649 MYR      7/24/09        1,017,901              --
     11,457,036 Euro .................          23,832,468 SGD      7/24/09        1,386,941              --
     12,514,611 Euro .................         577,155,087 TWD      7/24/09        1,455,706              --
    120,838,289 Mexican Peso .........         271,161,122 RUB      7/24/09               --        (567,592)
    120,838,289 Mexican Peso .........         337,332,169 TWD      7/24/09        1,550,676              --
      9,322,000 Euro .................         343,515,700 RUB      7/28/09               --      (1,694,474)
      6,188,690 Euro .................          31,048,659 MYR      7/31/09          771,976              --
    858,408,017 Mexican Peso .........          81,062,186          7/31/09       20,179,090              --
    503,476,639 Mexican Peso .........          47,502,277          8/04/09       11,822,019              --
     74,619,935 New Zealand Dollar ...     495,237,586,334 IDR      8/05/09               --      (3,110,838)
     85,340,289 New Zealand Dollar ...       1,432,010,043 RUB      8/12/09               --      (3,965,268)
     41,666,566 New Zealand Dollar ...         697,331,649 RUB      8/14/09               --      (2,004,778)
     39,464,159 New Zealand Dollar ...     478,246,409,266 VND      8/14/09        5,247,047              --
     75,949,000 Euro .................   1,056,670,842,100 IDR      9/08/09               --     (18,246,962)
     38,090,000 Euro .................         186,092,504 MYR      9/08/09        3,420,032              --


                    Quarterly Statements of Investments | 21

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
     76,180,000 Euro .................       3,406,007,800 TWD      9/08/09   $    5,597,682   $          --
     72,875,156 Euro .................         100,943,511          9/11/09        8,418,100              --
     34,075,000 Euro .................       4,967,521,650 JPY      9/14/09        9,588,095              --
     79,687,204 Euro .................         108,778,612          9/15/09        7,600,811              --
    155,645,580 Euro .................         218,710,940          9/17/09       21,086,343              --
     25,676,395 Mexican Peso .........          61,397,395 RUB      9/17/09               --        (30,291)
    294,631,150 Mexican Peso .........         679,419,431 RUB     10/02/09               --     (1,131,344)
     56,309,000 Euro .................       6,815,922,905 JPY     11/18/09        1,191,315              --
     63,795,000 U.S. Dollar ..........       6,066,904,500 JPY     11/18/09          938,931              --
      2,388,045 Euro .................           3,022,788         11/19/09               --        (10,999)
     26,027,446 Euro .................          32,765,951         11/20/09               --       (299,752)
     17,365,526 Euro .................          21,638,313         11/24/09               --       (423,910)
      6,060,269 Euro .................           7,584,427         11/25/09               --       (114,975)
     11,779,903 Euro .................          15,372,774         11/30/09          406,084              --
   Unrealized appreciation
      (depreciation) on offsetting
      forward exchange contracts .....                                            27,458,707              --
                                                                              --------------   -------------
   Unrealized appreciation
      (depreciation) on forward
      exchange contracts .............                                        $1,636,827,354   $(101,307,884)
                                                                              --------------   -------------
      Net unrealized appreciation
         (depreciation) on forward
         exchange contracts ..........                                        $1,535,519,470
                                                                              ==============
TEMPLETON GLOBAL TOTAL RETURN FUND
   CONTRACTS TO BUY
        369,000 Russian Ruble ........               8,640 EUR      3/20/09   $          684   $          --
    381,000,000 Indonesian Rupiah ....              27,629          5/18/09            1,724              --
    100,000,000 Indonesian Rupiah ....               6,908          5/22/09              784              --
        100,000 Euro .................             194,380 SGD     10/02/09               --          (3,129)
     76,920,000 Japanese Yen .........             750,000         10/02/09           69,043              --
      3,824,153 Malaysian Ringgit ....             805,000 EUR     10/02/09           42,595              --
      2,034,390 Malaysian Ringgit ....             340,000 GBP     10/02/09           43,583              --
     11,766,330 Taiwanese Dollar .....             270,000 EUR     10/02/09           10,595              --
      7,000,007 Russian Ruble ........             350,000 AUD     10/06/09               --         (24,051)
  1,043,979,101 Vietnamese Dong ......              84,776 AUD     10/07/09            2,763              --
        344,671 Chinese Yuan
                   Renminbi ..........              74,470 AUD     10/13/09            1,158              --
    175,000,000 South Korean Won .....             123,239         10/14/09               --            (890)
      4,800,000 Chinese Yuan
                   Renminbi ..........             513,350 EUR     10/16/09           30,923              --
        183,786 Chinese Yuan
                   Renminbi ..........              39,026 AUD     10/19/09            1,054              --
      1,105,000 Russian Ruble ........              33,034         10/27/09               --          (1,529)
     98,000,000 Indonesian Rupiah ....               6,941         11/17/09              137              --
    476,000,000 Indonesian Rupiah ....              34,555         11/18/09               --            (191)
      8,844,300 Japanese Yen .........              93,000         11/18/09            1,369              --
        386,000 Russian Ruble ........               8,636 EUR     11/20/09               --             (58)
    530,000,000 Indonesian Rupiah ....              34,564         11/23/09            3,635              --


                    22 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON GLOBAL TOTAL RETURN FUND (CONTINUED)
   CONTRACTS TO SELL
        800,000 Euro .................         114,056,000 JPY     10/02/09   $      198,567   $          --
        805,000 Euro .................           1,576,995 SGD     10/02/09           33,378              --
        890,778 Euro .................           1,223,217         10/06/09           92,000              --
      3,435,219 Mexican Peso .........           7,866,652 RUB     10/06/09               --         (14,948)
      3,435,219 Mexican Peso .........          14,137,644 INR     10/06/09           36,359              --
        496,964 New Zealand Dollar ...          15,097,766 INR     10/06/09           29,377              --
  1,826,942,000 South Korean Won .....           1,521,818         10/14/09          244,534              --
         82,000 Euro .................           9,925,690 JPY     11/18/09            1,735              --
         37,905 Euro .................              47,981         11/19/09               --            (174)
         94,682 Euro .................             119,195         11/20/09               --          (1,090)
         34,971 Euro .................              43,576         11/24/09               --            (854)
          4,357 Euro .................               5,453         11/25/09               --             (83)
         13,152 Euro .................              17,163         11/30/09              453              --
                                                                              --------------   -------------
   Unrealized appreciation
      (depreciation) on forward
      exchange contracts .............                                        $      846,450   $     (46,997)
                                                                              --------------   -------------
      Net unrealized appreciation
         (depreciation) on forward
         exchange contracts ..........                                        $      799,453
                                                                              ==============
TEMPLETON INTERNATIONAL BOND FUND
   CONTRACTS TO BUY
      7,000,000 Japanese Yen .........              63,388         12/04/08   $       10,131   $          --
      7,768,440 Kazakhstani Tenge ....              60,000         12/12/08            4,100              --
        114,617 Malaysian Ringgit ....              31,558          1/02/09               67              --
        114,522 Malaysian Ringgit ....              31,558          1/02/09               40              --
     12,800,000 Kazakhstani Tenge ....             100,000          1/20/09            3,879              --
     26,132,500 Japanese Yen .........             250,000          1/30/09           25,217              --
      1,292,000 Kazakhstani Tenge ....              10,000          2/26/09              320              --
      7,324,178 Kazakhstani Tenge ....              56,851          2/27/09            1,626              --
        889,213 Malaysian Ringgit ....             243,514          2/27/09            2,100              --
        115,122 Malaysian Ringgit ....              31,558          3/02/09              244              --
     34,468,000 Kazakhstani Tenge ....             270,125          3/11/09            3,649              --
        770,000 Norwegian Krone ......             378,840 RON      3/11/09               --         (13,075)
        206,448 Peruvian Nuevo Sol ...             838,538 MXN      3/11/09            4,305              --
        401,000 Russian Ruble ........               9,389 EUR      3/20/09              744              --
    458,676,000 Vietnamese Dong ......              32,945 AUD      3/23/09            4,802              --
      3,131,255 Kazakhstani Tenge ....              25,022          4/30/09               --            (675)
         68,610 Peruvian Nuevo Sol ...              25,000          5/08/09               --          (3,281)
         54,854 Peruvian Nuevo Sol ...              20,294          5/15/09               --          (2,943)
         68,618 Peruvian Nuevo Sol ...              25,367          5/19/09               --          (3,672)
    109,000,000 Indonesian Rupiah ....               7,530          5/22/09              854              --
    128,539,000 Vietnamese Dong ......               9,025 AUD      5/29/09            1,315              --
    111,841,000 Vietnamese Dong ......               7,856 AUD      6/02/09            1,142              --
      1,427,138 Russian Ruble ........             643,546 MXN      6/16/09               --          (3,176)
    473,502,000 Vietnamese Dong ......              33,228 AUD      6/22/09            4,845              --


                    Quarterly Statements of Investments| 23

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO BUY (CONTINUED)
  3,221,163,740 Vietnamese Dong ......           1,919,953 MXN      9/08/09   $       42,620   $          --
        193,000 Chinese Yuan
                   Renminbi ..........              20,104 EUR      9/18/09            1,972              --
      1,202,800 Chinese Yuan
                   Renminbi ..........             125,681 EUR      9/23/09           11,742              --
        536,000 Chinese Yuan
                   Renminbi ..........              55,232 EUR      9/24/09            6,211              --
      3,554,352 Russian Ruble ........             169,097 AUD      9/24/09               --          (6,281)
      2,016,848 Russian Ruble ........              96,943 AUD      9/28/09               --          (4,276)
    326,243,438 Vietnamese Dong ......              26,492 AUD     10/07/09              864              --
        107,710 Chinese Yuan
                   Renminbi ..........              23,272 AUD     10/13/09              362              --
        472,423 Chinese Yuan
                   Renminbi ..........              50,130 EUR     10/15/09            3,549              --
        474,727 Chinese Yuan
                   Renminbi ..........              50,771 EUR     10/16/09            3,058              --
        183,786 Chinese Yuan
                   Renminbi ..........              39,026 AUD     10/19/09            1,054              --
        636,308 Chinese Yuan
                   Renminbi ..........              68,329 EUR     10/19/09            3,730              --
        393,000 Chinese Yuan
                   Renminbi ..........              56,771         10/21/09               --            (874)
     36,638,420 Japanese Yen .........             276,594 EUR     10/21/09           39,154              --
        568,068 Chinese Yuan
                   Renminbi ..........              82,126         10/23/09               --          (1,337)
        968,175 Chinese Yuan
                   Renminbi ..........             139,223         10/26/09               --          (1,553)
        578,604 Chinese Yuan
                   Renminbi ..........              82,599         10/27/09               --            (328)
     29,715,833 Japanese Yen .........             255,994 EUR     10/28/09               --          (8,379)
     17,444,500 Chinese Yuan
                   Renminbi ..........           2,510,000         11/18/09               --         (32,462)
    518,000,000 Indonesian Rupiah ....              37,604         11/18/09               --            (207)
    152,255,100 Japanese Yen .........           1,601,000         11/18/09           23,563              --
      3,078,275 Malaysian Ringgit ....             850,000         11/18/09            8,401              --
     28,602,500 Russian Ruble ........             850,000         11/18/09               --         (40,718)
        420,000 Russian Ruble ........               9,397 EUR     11/20/09               --             (63)
    576,000,000 Indonesian Rupiah ....              37,564         11/23/09            3,950              --
        446,080 Swedish Krona ........              43,497 EUR     11/30/09               --            (120)
CONTRACTS TO SELL
        175,998 Romanian Leu-New .....             454,290 SEK     12/15/08               --          (2,453)
    346,120,000 South Korean Won .....             398,297 CHF      1/14/09           90,472              --
    837,291,000 South Korean Won .....             964,635 CHF      1/20/09          219,436              --
        117,480 Euro .................             171,280          1/28/09           22,292              --
    250,000,000 South Korean Won .....             263,727          1/28/09           91,127              --
        137,889 Euro .................             201,075          1/29/09           26,203              --
         30,607 Euro .................              44,889          2/04/09            6,072              --


                    24 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
        321,206 Mexican Peso .........              28,358          2/06/09   $        4,615   $          --
         20,321 New Zealand Dollar ...         240,337,898 VND      2/12/09            2,821              --
        236,579 Romanian Leu-New .....           1,558,167 CZK      2/12/09              818              --
         86,481 Romanian Leu-New .....             572,340 CZK      2/17/09              488              --
         40,958 Euro .................              59,167          2/19/09            7,221              --
         27,121 New Zealand Dollar ...         321,179,996 VND      2/20/09            3,757              --
        272,036 Euro .................             395,415          2/23/09           50,402              --
        272,036 Euro .................          41,851,650 JPY      2/23/09           96,202              --
         90,679 Euro .................             132,527          2/25/09           17,522              --
        181,357 Euro .................          27,928,343 JPY      2/25/09           64,447              --
        257,950 Euro .................             377,165          2/26/09           50,015              --
         90,679 Euro .................          13,907,166 JPY      2/26/09           31,628              --
        668,390 Euro .................             987,151          2/27/09          139,451              --
        408,053 Euro .................          63,446,891 JPY      2/27/09          151,475              --
         61,795 Romanian Leu-New .....             400,370 CZK      2/27/09               --             (11)
         90,678 Euro .................             135,923          3/03/09           20,918              --
        136,017 Euro .................             203,471          3/04/09           30,964              --
         45,339 Euro .................              68,285          3/09/09           10,782              --
         45,339 Euro .................           6,973,048 JPY      3/09/09           16,057              --
         45,339 Euro .................              68,505          3/10/09           11,002              --
         34,004 Euro .................           5,212,643 JPY      3/10/09           11,865              --
      2,275,000 Mexican Peso .........             200,883          3/11/09           34,104              --
      2,275,000 Mexican Peso .........          91,511,875 CLP      3/11/09               --         (30,267)
        180,000 New Zealand Dollar ...           5,455,800 INR      3/11/09            9,940              --
         45,339 Euro .................              69,283          3/17/09           11,780              --
    100,900,000 South Korean Won .....             100,789 CHF      3/25/09           13,653              --
        165,053 Euro .................          25,163,699 JPY      3/31/09           56,393              --
        297,808 Mexican Peso .........              26,678          4/01/09            4,964              --
         56,244 Mexican Peso .........             640,124 KZT      4/01/09              938              --
        277,510 Euro .................          42,958,436 JPY      4/06/09          101,803              --
     70,546,000 South Korean Won .....              73,229 CHF      4/06/09           11,831              --
         70,000 British Pound
                   Sterling ..........             136,025          4/07/09           28,514              --
         45,461 British Pound
                   Sterling ..........             118,914 SGD      4/14/09            9,351              --
        177,520 Euro .................             274,641          4/14/09           49,485              --
         86,484 Euro .................          13,453,667 JPY      4/14/09           32,476              --
        132,002 Euro .................             278,641 SGD      4/14/09           18,107              --
         45,518 Euro .................              94,789 SGD      4/17/09            5,391              --
         51,777 Euro .................           8,096,749 JPY      4/20/09           19,913              --
        136,554 Euro .................             285,862 SGD      4/20/09           17,192              --
         45,393 Euro .................             221,223 MYR      4/21/09            3,645              --
         22,696 Euro .................              47,535 SGD      4/24/09            2,878              --
         34,002 British Pound
                   Sterling ..........             204,319 MYR      4/27/09            4,321              --


                    Quarterly Statements of Investments | 25

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
         22,696 Euro .................              47,378 SGD      4/27/09   $        2,778   $          --
         11,334 British Pound
                   Sterling ..........              68,516 MYR      4/30/09            1,555              --
        703,327 Mexican Peso .........             178,448 PEN      4/30/09            5,638              --
      1,501,739 Mexican Peso .........             135,938          5/04/09           27,362              --
        478,223 Mexican Peso .........           1,770,763 INR      5/04/09              312              --
         14,753 Euro .................              30,142 SGD      5/06/09            1,377              --
      1,448,433 Mexican Peso .........             131,971          5/06/09           27,302              --
         11,334 British Pound
                   Sterling ..........              68,307 MYR      5/07/09            1,501              --
      1,671,915 Mexican Peso .........           4,643,839 TWD      5/18/09           19,051              --
        604,507 Mexican Peso .........           1,647,438 TWD      6/02/09            6,092              --
        605,745 Mexican Peso .........           1,356,479 RUB      6/04/09               --          (2,484)
         75,930 Euro .................             373,776 MYR      6/09/09            7,302              --
         94,737 Euro .................             146,039          6/10/09           25,860              --
         63,274 Euro .................             314,883 MYR      6/10/09            7,033              --
        537,271 Mexican Peso .........           1,193,225 RUB      6/10/09               --          (2,551)
         10,723 Euro .................              53,511 MYR      6/12/09            1,234              --
         14,063 Euro .................              69,844 MYR      6/15/09            1,527              --
         27,879 Euro .................             138,001 MYR      6/16/09            2,902              --
      1,124,315 Mexican Peso .........           2,498,287 RUB      6/16/09               --          (5,398)
        842,933 Mexican Peso .........           1,858,769 RUB      7/10/09               --          (4,764)
         65,140 Euro .................             100,702          7/13/09           18,042              --
         32,570 Euro .................              67,327 SGD      7/13/09            3,649              --
        420,246 Mexican Peso .........             925,283 RUB      7/13/09               --          (2,435)
         65,141 Euro .................             100,815          7/14/09           18,154              --
         25,054 Euro .................             124,794 MYR      7/14/09            2,855              --
         32,570 Euro .................              67,429 SGD      7/14/09            3,718              --
         37,581 Euro .................           1,722,280 TWD      7/14/09            4,048              --
         65,141 Euro .................             101,854          7/15/09           19,192              --
         61,634 Euro .................             308,351 MYR      7/15/09            7,402              --
         32,571 Euro .................              67,996 SGD      7/15/09            4,097              --
         51,611 Euro .................           2,381,518 TWD      7/15/09            6,048              --
         16,035 Euro .................              80,191 MYR      7/16/09            1,918              --
          7,015 Euro .................             324,795 TWD      7/16/09              855              --
         32,570 Euro .................              51,128          7/17/09            9,797              --
         16,285 Euro .................              81,477 MYR      7/17/09            1,958              --
         16,285 Euro .................              33,837 SGD      7/17/09            1,942              --
         16,285 Euro .................             755,111 TWD      7/17/09            2,018              --
         25,054 Euro .................              39,015          7/22/09            7,220              --
         57,624 Euro .................              90,141          7/24/09           17,012              --
         11,274 Euro .................              56,721 MYR      7/24/09            1,447              --
         16,285 Euro .................              33,875 SGD      7/24/09            1,971              --
         17,788 Euro .................             820,356 TWD      7/24/09            2,069              --


                    26 | Quarterly Statements of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT           SETTLEMENT     UNREALIZED       UNREALIZED
                                              AMOUNT(a)             DATE       APPRECIATION     DEPRECIATION
                                         -----------------       ----------   --------------   -------------
TEMPLETON INTERNATIONAL BOND FUND (CONTINUED)
   CONTRACTS TO SELL (CONTINUED)
        167,321 Mexican Peso .........             375,469 RUB      7/24/09   $           --   $        (786)
        167,321 Mexican Peso .........             467,094 TWD      7/24/09            2,147              --
        487,926 New Zealand Dollar ...       3,343,269,158 IDR      7/28/09               --         (11,888)
        290,000 Mexican Peso .........              27,179          7/29/09            6,602              --
      1,229,702 Mexican Peso .........             116,125          7/31/09           28,906              --
        722,113 Mexican Peso .........              68,130          8/04/09           16,956              --
        656,158 New Zealand Dollar ...       4,419,417,879 IDR      8/04/09               --         (22,417)
        113,994 New Zealand Dollar ...         756,553,521 IDR      8/05/09               --          (4,752)
        126,146 New Zealand Dollar ...           2,116,724 RUB      8/12/09               --          (5,861)
         61,575 New Zealand Dollar ...           1,030,519 RUB      8/14/09               --          (2,963)
         58,173 New Zealand Dollar ...         704,974,590 VND      8/14/09            7,735              --
         90,000 Euro .................          10,894,050 JPY     11/18/09            1,904              --
         37,905 Euro .................              47,981         11/19/09               --            (175)
         94,682 Euro .................             119,195         11/20/09               --          (1,090)
         56,661 Euro .................              70,603         11/24/09               --          (1,383)
         21,713 Euro .................              27,174         11/25/09               --            (412)
         21,877 Euro .................              28,549         11/30/09              754              --
   Unrealized appreciation
      (depreciation) on offsetting
      forward exchange contracts .....                                                89,346              --
                                                                              --------------   -------------
   Unrealized appreciation
      (depreciation) on forward
      exchange contracts .............                                        $    2,262,929   $    (225,510)
                                                                              --------------   -------------
      Net unrealized appreciation
         (depreciation) on forward
         exchange contracts ..........                                        $    2,037,419
                                                                              ==============

See Abbreviations on page 30.

(a)  In U.S. Dollar unless otherwise indicated.

5. INTEREST RATE SWAPS

At November 30, 2008, the Templeton Global Bond Fund had the following interest rate swap contracts outstanding:

                                                           NOTIONAL
  COUNTER-      RECEIVE --             PAY --              PRINCIPAL         EXPIRATION    UNREALIZED     UNREALIZED
    PARTY       FIXED RATE         FLOATING RATE           AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
-------------   ----------   ------------------------   --------------       ----------   ------------   ------------
JPMorgan           6.25%     Tasa Nominal Annual Rate    6,585,000,000 CLP      3/28/13    $        --    $ (32,553)
JPMorgan           7.16%     NZD Bank Bill Rate             53,000,000 NZD      7/31/13      2,008,718           --
JPMorgan           7.12%     NZD Bank Bill Rate             53,700,000 NZD      8/01/13      1,999,935           --
JPMorgan          7.055%     NZD Bank Bill Rate             53,700,000 NZD      8/04/13      1,937,741           --
JPMorgan          7.035%     NZD Bank Bill Rate            107,400,000 NZD      8/05/13      3,832,532           --
JPMorgan           7.05%     NZD Bank Bill Rate             26,850,000 NZD      8/06/13        966,776           --
JPMorgan           7.05%     NZD Bank Bill Rate             26,850,000 NZD      8/07/13        967,545           --
JPMorgan           7.00%     NZD Bank Bill Rate             28,425,600 NZD      8/14/13      1,000,899           --
JPMorgan           6.25%     Tasa Nominal Annual Rate    4,390,000,000 CLP      3/29/18             --       (9,655)
JPMorgan           6.46%     Tasa Nominal Annual Rate   22,850,000,000 CLP      4/18/18        487,925           --


                    Quarterly Statements of Investments | 27

Templeton Income Trust

5. INTEREST RATE SWAPS (CONTINUED)

                                                            NOTIONAL
  COUNTER-      RECEIVE --             PAY --               PRINCIPAL         EXPIRATION    UNREALIZED     UNREALIZED
    PARTY       FIXED RATE         FLOATING RATE            AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
-------------   ----------   -------------------------   --------------       ----------   ------------   ------------
JPMorgan           6.40%     Tasa Nominal Annual Rate    20,475,000,000 CLP      4/24/18    $   202,411    $      --
JPMorgan           6.45%     Tasa Nominal Annual Rate    10,237,500,000 CLP      4/24/18        294,091           --
JPMorgan           6.42%     Tasa Nominal Annual Rate    22,250,000,000 CLP      4/25/18        373,968           --
JPMorgan           6.45%     Tasa Nominal Annual Rate    22,950,000,000 CLP      5/02/18        480,357           --
JPMorgan           6.50%     Tasa Nominal Annual Rate     4,939,600,000 CLP      5/08/18        132,851           --
JPMorgan           6.51%     Tasa Nominal Annual Rate     9,786,000,000 CLP      5/08/18        273,757           --
JPMorgan           6.62%     Tasa Nominal Annual Rate     9,870,000,000 CLP      5/14/18        187,411           --
JPMorgan           6.61%     Tasa Nominal Annual Rate     4,982,000,000 CLP      5/14/18        381,922           --
JPMorgan           6.68%     Tasa Nominal Annual Rate    19,754,100,000 CLP      5/15/18        918,974           --
Merrill Lynch      7.00%     Tasa Nominal Annual Rate     7,200,000,000 CLP      6/09/18        562,524           --
JPMorgan          7.015%     Tasa Nominal Annual Rate    24,000,000,000 CLP      6/11/18        384,434           --
JPMorgan           7.00%     Tasa Nominal Annual Rate    12,125,000,000 CLP      6/11/18        954,126           --
Merrill Lynch      7.00%     Tasa Nominal Annual Rate     4,800,000,000 CLP      6/11/18      1,916,389           --
JPMorgan           7.06%     Tasa Nominal Annual Rate     3,224,200,000 CLP      6/13/18        282,077           --
Merrill Lynch     7.053%     Tasa Nominal Annual Rate     9,600,000,000 CLP      6/13/18        832,165           --
Merrill Lynch     7.094%     Tasa Nominal Annual Rate    10,500,000,000 CLP      6/16/18        949,953           --
JPMorgan           7.15%     Tasa Nominal Annual Rate     3,290,000,000 CLP      6/18/18        318,805           --
JPMorgan           7.85%     Tasa Nominal Annual Rate     6,676,600,000 CLP      7/11/18      1,200,400           --
JPMorgan          7.855%     Tasa Nominal Annual Rate     6,703,200,000 CLP      7/17/18      1,198,632           --
Merrill Lynch      7.40%     Tasa Nominal Annual Rate     3,655,000,000 CLP      7/30/18        464,817           --
Merrill Lynch      7.40%     Tasa Nominal Annual Rate     3,655,000,000 CLP      8/06/18        469,263           --
JPMorgan           7.50%     Tasa Nominal Annual Rate     7,577,010,000 CLP      8/07/18        516,371           --
Merrill Lynch      7.51%     Tasa Nominal Annual Rate     3,655,000,000 CLP      8/07/18      1,061,840           --
JPMorgan           7.50%     Tasa Nominal Annual Rate     7,562,240,000 CLP      8/13/18      1,051,746           --
JPMorgan           7.67%     Tasa Nominal Annual Rate     2,595,000,000 CLP      8/29/18        405,835           --
JPMorgan           9.50%     MXN Interbank Equilibrium
                                Interest Rate             1,541,000,000 MXN     10/09/18         97,396           --
JPMorgan          10.11%     MXN Interbank Equilibrium
                                Interest Rate               635,000,000 MXN     11/07/18      1,916,503           --
JPMorgan        10.0797%     MXN Interbank Equilibrium
                                Interest Rate               355,000,000 MXN     11/09/18      1,015,520           --
JPMorgan          10.29%     MXN Interbank Equilibrium
                                Interest Rate               178,000,000 MXN     10/25/28        602,513           --
JPMorgan          10.28%     MXN Interbank Equilibrium
                                Interest Rate                75,000,000 MXN     10/27/28        247,887           --
JPMorgan          10.22%     MXN Interbank Equilibrium
                                Interest Rate                77,000,000 MXN     10/30/28        223,400           --
                                                                                            -----------     --------
   Unrealized appreciation (depreciation) on interest
      rate swaps .....................................                                      $33,120,409     $(42,208)
                                                                                            -----------     --------
      Net unrealized appreciation (depreciation) on
         interest rate swaps .........................                                      $33,078,201
                                                                                            ===========

See Abbreviations on Page 30.

(a) In U.S. Dollar unless otherwise indicated.


                    28 | Quarterly Statements of Investments

Templeton Income Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the funds' assets and liabilities carried at fair value:

                                              LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                          --------------   --------------   -------   --------------
TEMPLETON GLOBAL BOND FUND
   ASSETS:
      Investments in Securities .......   $1,302,576,305   $6,389,636,059     $--     $7,692,212,364
      Other Financial Instruments(a) ..               --    1,669,947,763      --      1,669,947,763
   LIABILITIES:
      Other Financial Instruments(a) ..               --      101,350,092      --        101,350,092
TEMPLETON GLOBAL TOTAL RETURN FUND
   ASSETS:
      Investments in Securities .......   $    4,398,179   $    9,617,973     $--     $   14,016,152
      Other Financial Instruments(a) ..               --          846,450      --            846,450
   LIABILITIES:
      Other Financial Instruments(a) ..               --           46,997      --             46,997
TEMPLETON INTERNATIONAL BOND FUND
   ASSETS:
      Investments in Securities .......   $    2,640,216   $    9,843,275     $--     $   12,483,491
      Other Financial Instruments(a) ..               --        2,262,929      --          2,262,929
   LIABILITIES:
      Other Financial Instruments(a) ..               --          225,510      --            225,510

(a) Other financial instruments include net unrealized appreciation (depreciation) of forward exchange contracts and swaps.


                    Quarterly Statements of Investments | 29

Templeton Income Trust

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

AUD  - Australian Dollar
BRL  - Brazilian Real
CHF  - Swiss Franc
CLP  - Chilean Peso
CZK  - Czech Koruna
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
INR  - Indian Rupee
JPY  - Japanese Yen
KRW  - South Korean Won
KZT  - Kazakhstani Tenge
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
RON  - Romanian Leu-New
RUB  - Russian Ruble
SEK  - Swedish Krona
SGD  - Singapore Dollar
TWD  - Taiwanese Dollar
VND  - Vietnamese Dong

SELECTED PORTFOLIO

BHAC - Berkshire Hathaway Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FRN  - Floating Rate Note
FSA  - Financial Security Assurance Inc.
GO   - General Obligation
MBIA - Municipal Bond Investors Assurance Corp.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    30 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JENNIFER J. BOLT
  ------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  ------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009